Fair Value of Financial Instruments and Derivatives Instruments - Schedule of Derivatives Not Designated as Hedging Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Derivative [Line Items]
Derivative assets/ Current assets	$ 6,485	$ 0
Derivative assets / Non-current assets	0	672
Derivative liabilities / Current liabilities	208	0
Derivative liabilities / Non-current liabilities	27	1,419
Not designated as hedging instrument
Derivative [Line Items]
Total derivative assets	6,485	672
Total derivative liabilities	235	1,419
Not designated as hedging instrument | Foreign Exchange Forward Contracts
Derivative [Line Items]
Derivative assets/ Current assets	6,485	0
Derivative assets / Non-current assets	0	672
Derivative liabilities / Current liabilities	208	0
Derivative liabilities / Non-current liabilities	0	1,419
Not designated as hedging instrument | Interest rate swaps
Derivative [Line Items]
Derivative liabilities / Non-current liabilities	$ 27	$ 0